Risk/Return Detail Data - FidelityRealEstateIncomeFund-AMCIZPRO - USD ($)			12 Months Ended											24 Months Ended		60 Months Ended	84 Months Ended	96 Months Ended		108 Months Ended		120 Months Ended
		Sep. 29, 2026	Sep. 29, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 29, 2026		Sep. 29, 2026	Sep. 29, 2026	Sep. 29, 2026		Sep. 29, 2026		Sep. 29, 2026
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.04%
Expense Example, with Redemption, 1 Year		$ 675
Expense Example, with Redemption, 3 Years		887
Expense Example, with Redemption, 5 Years		1,116
Expense Example, with Redemption, 10 Years		1,773
Expense Example, No Redemption, 1 Year		675
Expense Example, No Redemption, 3 Years		887
Expense Example, No Redemption, 5 Years		1,116
Expense Example, No Redemption, 10 Years		$ 1,773
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.65%													9.21%						9.07%
Annual Return [Percent]				7.85%	9.00%	17.44%	(13.38%)	37.83%	10.83%	20.47%	(15.21%)	11.98%	21.03%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.29%
Expense Example, with Redemption, 1 Year		$ 477
Expense Example, with Redemption, 3 Years		745
Expense Example, with Redemption, 5 Years		1,033
Expense Example, with Redemption, 10 Years		1,852
Expense Example, No Redemption, 1 Year		477
Expense Example, No Redemption, 3 Years		745
Expense Example, No Redemption, 5 Years		1,033
Expense Example, No Redemption, 10 Years		$ 1,852
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.87%													9.46%						9.07%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.79%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 282
Expense Example, with Redemption, 3 Years		563
Expense Example, with Redemption, 5 Years		970
Expense Example, with Redemption, 10 Years		1,908
Expense Example, No Redemption, 1 Year		182
Expense Example, No Redemption, 3 Years		563
Expense Example, No Redemption, 5 Years		970
Expense Example, No Redemption, 10 Years		$ 1,908
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.10%													9.68%						9.06%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.78%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.12%													10.79%						10.01%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | Fidelity Advisor Small Cap Value Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		835
Expense Example, No Redemption, 1 Year		68
Expense Example, No Redemption, 3 Years		214
Expense Example, No Redemption, 5 Years		373
Expense Example, No Redemption, 10 Years		$ 835
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.28%													10.93%		9.27%	[4]
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Small Cap Value Fund /Fidelity Advisor® Small Cap Value Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 134 % of the average value of its portfolio.
Portfolio Turnover, Rate		134.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of value companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		28.54%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		33.06%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(32.15%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions | Fidelity Advisor Small Cap Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(0.65%)													7.27%						7.06%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions and Sales | Fidelity Advisor Small Cap Value Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.61%													6.92%						6.84%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelitySmallCapValueFund-AMCIZPRO | Fidelity Small Cap Value Fund | RS015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Value Index
Average Annual Return, Percent			12.59%													8.88%						9.27%
FidelityOTCPortfolio-KPRO | Fidelity OTC Portfolio | Fidelity OTC Portfolio - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[5]	0.71%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		$ 883
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			22.36%													14.88%						18.98%
Annual Return [Percent]				22.36%	34.66%	42.92%	(32.12%)	25.15%	46.88%	39.38%	(3.10%)	38.75%	3.23%
FidelityOTCPortfolio-KPRO | Fidelity OTC Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® OTC Portfolio /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® OTC Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market. The Adviser defines NASDAQ ® and OTC securities as securities principally traded on either the NASDAQ ® exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		28.01%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.93%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(22.21%)
Performance Table Heading		Average Annual Returns
FidelityOTCPortfolio-KPRO | Fidelity OTC Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityOTCPortfolio-KPRO | Fidelity OTC Portfolio | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Nasdaq Composite Index®
Average Annual Return, Percent			21.14%													13.35%						17.66%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[6]	0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.91%													14.50%						19.53%
Annual Return [Percent]				19.91%	39.70%	55.60%	(38.46%)	22.71%	62.23%	33.44%	1.07%	36.06%	1.59%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Blue Chip Growth Fund /Fidelity® Blue Chip Growth Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		17.40%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		37.82%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.30%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.35%													13.50%						18.32%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions and Sales | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.15%													11.41%						16.32%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%													15.32%						18.13%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Growth Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%						14.59%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund | Fidelity Blue Chip Value Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[7]	0.43%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.49%
Expense Example, with Redemption, 1 Year		$ 50
Expense Example, with Redemption, 3 Years		157
Expense Example, with Redemption, 5 Years		274
Expense Example, with Redemption, 10 Years		$ 616
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.14%													9.63%						7.92%
Annual Return [Percent]				11.14%	4.84%	7.08%	1.52%	25.04%	(4.72%)	21.71%	(8.65%)	14.87%	11.19%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Blue Chip Value Fund /Fidelity® Blue Chip Value Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97 % of the average value of its portfolio.
Portfolio Turnover, Rate		97.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip value companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		20.84%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		16.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.60%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund | After Taxes on Distributions | Fidelity Blue Chip Value Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			10.14%													8.60%						7.23%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund | After Taxes on Distributions and Sales | Fidelity Blue Chip Value Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.90%													7.50%						6.33%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%						14.59%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO | Fidelity Blue Chip Value Fund | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Value Index
Average Annual Return, Percent			15.91%													11.33%						10.53%
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | Fidelity OTC K6 Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.50%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		$ 628
Annual Return, Inception Date		Jun. 13, 2019
Average Annual Return, Label [Optional Text]			Fidelity® OTC K6 Portfolio
Average Annual Return, Percent			20.37%													14.35%	20.39% [8]
Annual Return [Percent]				20.37%	32.76%	43.48%	(32.32%)	25.97%	47.52%
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® OTC K6 Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® OTC K6 Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 69 % of the average value of its portfolio.
Portfolio Turnover, Rate		69.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market. The Adviser defines NASDAQ ® and OTC securities as securities principally traded on either the NASDAQ ® exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		25.12%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.90%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(22.46%)
Performance Table Heading		Average Annual Returns
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%	15.84%
FidelityOTCK6Portfolio-PRO | Fidelity OTC K6 Portfolio | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Nasdaq Composite Index®
Average Annual Return, Percent			21.14%													13.35%	18.97%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.66%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.67%
Expense Example, with Redemption, 1 Year		$ 68
Expense Example, with Redemption, 3 Years		214
Expense Example, with Redemption, 5 Years		373
Expense Example, with Redemption, 10 Years		$ 835
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.32%													13.26%						13.27%
Annual Return [Percent]				20.32%	26.69%	26.11%	(23.14%)	26.16%	26.74%	35.60%	(16.42%)	21.02%	7.26%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Leveraged Company Stock Fund /Fidelity® Leveraged Company Stock Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Leveraged Company Stock Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of the fund's assets in stocks of leveraged companies. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Leveraged companies are companies that issue long-term debt (i.e., debt with a repayment period of greater than one year). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks of companies that issue lower- and medium-quality debt. Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		24.40%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.63%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.43%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.01%													10.39%						10.33%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions and Sales | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.96%													9.90%						9.91%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | IXXVV
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Leveraged Stock Linked Index℠
Average Annual Return, Percent			18.31%													12.65%						10.60%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Index
Average Annual Return, Percent			10.60%													8.67%						11.01%
FidelityLeveragedCompanyStockFund-RetailPRO | Fidelity Leveraged Company Stock Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelityGrowthIncomePortfolio-KPRO | Fidelity Growth & Income Portfolio | Fidelity Growth & Income Portfolio - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		$ 555
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			21.74%													16.16%						13.96%
Annual Return [Percent]				21.74%	22.14%	18.72%	(4.90%)	25.96%	8.09%	30.37%	(8.85%)	17.03%	16.22%
FidelityGrowthIncomePortfolio-KPRO | Fidelity Growth & Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Growth & Income Portfolio /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		9.10%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.30%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.31%)
Performance Table Heading		Average Annual Returns
FidelityGrowthIncomePortfolio-KPRO | Fidelity Growth & Income Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.64%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.17%													5.14%						5.82%
Annual Return [Percent]				7.17%	7.93%	9.32%	(14.54%)	18.90%	(1.08%)	17.91%	(0.64%)	7.30%	10.21%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Real Estate Income Fund /Fidelity® Real Estate Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Income Fund seeks higher than average income.
Objective, Secondary [Text Block]		As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		4.21%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.84%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(25.55%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions | Fidelity Real Estate Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.27%													3.51%						3.98%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Real Estate Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.34%													3.35%						3.82%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | F0663
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Income Composite Index℠
Average Annual Return, Percent			5.81%													2.11%						4.01%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%													4.50%						6.44%
FidelityRealEstateIncomeFund-RetailPRO | Fidelity Real Estate Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%													0.06%						2.44%
FidelitySmallCapGrowthK6Fund-PRO | Fidelity Small Cap Growth K6 Fund | Fidelity Small Cap Growth K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.60%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.60%
Expense Example, with Redemption, 1 Year		$ 61
Expense Example, with Redemption, 3 Years		192
Expense Example, with Redemption, 5 Years		335
Expense Example, with Redemption, 10 Years		$ 750
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Small Cap Growth K6 Fund
Average Annual Return, Percent			11.38%													5.99%				12.60%	[9]
Annual Return [Percent]				11.38%	20.99%	19.62%	(25.01%)	10.66%	37.45%	36.25%	(4.61%)
FidelitySmallCapGrowthK6Fund-PRO | Fidelity Small Cap Growth K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Small Cap Growth K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Growth K6 Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 101 % of the average value of its portfolio.
Portfolio Turnover, Rate		101.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of growth companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		27.90%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.34%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2018
Lowest Quarterly Return		(22.41%)
Performance Table Heading		Average Annual Returns
FidelitySmallCapGrowthK6Fund-PRO | Fidelity Small Cap Growth K6 Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%				14.12%
FidelitySmallCapGrowthK6Fund-PRO | Fidelity Small Cap Growth K6 Fund | RS014
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Growth Index
Average Annual Return, Percent			13.01%													3.18%				8.96%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)	[11]	0.81%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.07%
Expense Example, with Redemption, 1 Year		$ 678
Expense Example, with Redemption, 3 Years		896
Expense Example, with Redemption, 5 Years		1,131
Expense Example, with Redemption, 10 Years		1,806
Expense Example, No Redemption, 1 Year		678
Expense Example, No Redemption, 3 Years		896
Expense Example, No Redemption, 5 Years		1,131
Expense Example, No Redemption, 10 Years		$ 1,806
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			14.92%											19.18%	[12]
Annual Return [Percent]				21.93%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[10]	0.00%
Management Fees (as a percentage of Assets)	[11]	0.81%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.31%
Expense Example, with Redemption, 1 Year		$ 479
Expense Example, with Redemption, 3 Years		751
Expense Example, with Redemption, 5 Years		1,043
Expense Example, with Redemption, 10 Years		1,874
Expense Example, No Redemption, 1 Year		479
Expense Example, No Redemption, 3 Years		751
Expense Example, No Redemption, 5 Years		1,043
Expense Example, No Redemption, 10 Years		$ 1,874
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.38%											21.19%	[13]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)	[11]	0.81%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.81%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 284
Expense Example, with Redemption, 3 Years		569
Expense Example, with Redemption, 5 Years		980
Expense Example, with Redemption, 10 Years		1,932
Expense Example, No Redemption, 1 Year		184
Expense Example, No Redemption, 3 Years		569
Expense Example, No Redemption, 5 Years		980
Expense Example, No Redemption, 10 Years		$ 1,932
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.06%											24.14%	[15]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[11]	0.80%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.81%
Expense Example, with Redemption, 1 Year		$ 83
Expense Example, with Redemption, 3 Years		259
Expense Example, with Redemption, 5 Years		450
Expense Example, with Redemption, 10 Years		1,002
Expense Example, No Redemption, 1 Year		83
Expense Example, No Redemption, 3 Years		259
Expense Example, No Redemption, 5 Years		450
Expense Example, No Redemption, 10 Years		$ 1,002
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.24%											25.35%	[16]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | Fidelity Advisor OTC Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[11]	0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.34%											25.48%	[17]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® OTC Portfolio /Fidelity Advisor® OTC Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® OTC Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market. The Adviser defines NASDAQ ® and OTC securities as securities principally traded on either the NASDAQ ® exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional .fidelity.com for more recent performance information .
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional .fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown .
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown .
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		27.75%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		16.11%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(11.30%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.81%											16.70%	[12]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | After Taxes on Distributions and Sales | Fidelity Advisor OTC Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.21%											14.52%	[12]
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%											16.70%
FidelityOTCPortfolio-AMCIZPRO | Fidelity OTC Portfolio | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Nasdaq Composite Index®
Average Annual Return, Percent			21.14%											22.89%
FidelitySAIRealEstateIncomeFund-PRO | Fidelity SAI Real Estate Income Fund | Fidelity SAI Real Estate Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.53%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):	[18]	0.02%
Expenses (as a percentage of Assets)		0.55%
Expense Example, with Redemption, 1 Year		$ 56
Expense Example, with Redemption, 3 Years		$ 176
FidelitySAIRealEstateIncomeFund-PRO | Fidelity SAI Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® SAI Real Estate Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® SAI Real Estate Income Fund seeks higher than average income.
Objective, Secondary [Text Block]		As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. For the period from April 21, 2026 to July 31, 2026, the fund's portfolio turnover rate was 6 % of the average value of its portfolio.
Portfolio Turnover, Rate		6.00%
Other Expenses, New Fund, Based on Estimates [Text]		Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]		Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | Fidelity Series Real Estate Income Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.92%													5.77%						6.11%
Annual Return [Percent]				8.92%	9.87%	8.29%	(11.79%)	15.78%	0.56%	16.01%	0.67%	7.44%	8.31%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Real Estate Income Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Real Estate Income Fund seeks higher than average income.
Objective, Secondary [Text Block]		As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 12 % of the average value of its portfolio.
Portfolio Turnover, Rate		12.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		1.71%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.29%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(24.22%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | After Taxes on Distributions | Fidelity Series Real Estate Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			6.57%													3.36%						3.71%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Series Real Estate Income Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.35%													3.50%						3.82%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%													4.50%						6.44%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%													0.06%						2.44%
FidelitySeriesRealEstateIncomeFund-PRO | Fidelity Series Real Estate Income Fund | F1677
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Series Real Estate Income Composite Index℠
Average Annual Return, Percent			7.11%													1.82%						3.82%
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | Fidelity Advisor Growth & Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[19]	0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.81%
Expense Example, with Redemption, 1 Year		$ 653
Expense Example, with Redemption, 3 Years		819
Expense Example, with Redemption, 5 Years		999
Expense Example, with Redemption, 10 Years		1,519
Expense Example, No Redemption, 1 Year		653
Expense Example, No Redemption, 3 Years		819
Expense Example, No Redemption, 5 Years		999
Expense Example, No Redemption, 10 Years		$ 1,519
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | Fidelity Advisor Growth & Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[19]	0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.06%
Expense Example, with Redemption, 1 Year		$ 454
Expense Example, with Redemption, 3 Years		675
Expense Example, with Redemption, 5 Years		914
Expense Example, with Redemption, 10 Years		1,599
Expense Example, No Redemption, 1 Year		454
Expense Example, No Redemption, 3 Years		675
Expense Example, No Redemption, 5 Years		914
Expense Example, No Redemption, 10 Years		$ 1,599
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | Fidelity Advisor Growth & Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[20]	1.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.56%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 259
Expense Example, with Redemption, 3 Years		493
Expense Example, with Redemption, 5 Years		850
Expense Example, with Redemption, 10 Years		1,655
Expense Example, No Redemption, 1 Year		159
Expense Example, No Redemption, 3 Years		493
Expense Example, No Redemption, 5 Years		850
Expense Example, No Redemption, 10 Years		$ 1,655
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | Fidelity Advisor Growth & Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.55%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.56%
Expense Example, with Redemption, 1 Year		$ 57
Expense Example, with Redemption, 3 Years		179
Expense Example, with Redemption, 5 Years		313
Expense Example, with Redemption, 10 Years		701
Expense Example, No Redemption, 1 Year		57
Expense Example, No Redemption, 3 Years		179
Expense Example, No Redemption, 5 Years		313
Expense Example, No Redemption, 10 Years		$ 701
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | Fidelity Advisor Growth & Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.44%
Expense Example, with Redemption, 1 Year		$ 45
Expense Example, with Redemption, 3 Years		141
Expense Example, with Redemption, 5 Years		246
Expense Example, with Redemption, 10 Years		555
Expense Example, No Redemption, 1 Year		45
Expense Example, No Redemption, 3 Years		141
Expense Example, No Redemption, 5 Years		246
Expense Example, No Redemption, 10 Years		$ 555
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Growth & Income Portfolio /Fidelity Advisor® Growth & Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Growth & Income Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance . Visit www.fidelity.com for more recent performance information for Fidelity® Growth & Income Portfolio, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Growth & Income Portfolio, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Growth & Income Portfolio, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Growth & Income Portfolio because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Growth & Income Portfolio's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		9.06%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.26%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGrowthIncomePortfolio-AMCIZPro | Fidelity Growth & Income Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio | Fidelity OTC Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)	[21]	0.78%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.78%
Expense Example, with Redemption, 1 Year		$ 80
Expense Example, with Redemption, 3 Years		249
Expense Example, with Redemption, 5 Years		433
Expense Example, with Redemption, 10 Years		$ 966
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.30%													14.79%						18.87%
Annual Return [Percent]				22.30%	34.61%	42.64%	(32.12%)	25.04%	46.79%	39.22%	(3.21%)	38.59%	3.11%
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® OTC Portfolio /Fidelity® OTC Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® OTC Portfolio seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 64 % of the average value of its portfolio.
Portfolio Turnover, Rate		64.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities principally traded on NASDAQ® or an over-the-counter (OTC) market. The Adviser defines NASDAQ ® and OTC securities as securities principally traded on either the NASDAQ ® exchange or the OTC market (a telephone or computer network that connects securities dealers), which may include equity or debt securities. These securities can be issued by companies of any size. However, the OTC market has more small and medium-sized companies than other markets. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing more than 25% of total assets in the technology sector. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		27.92%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(22.22%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio | After Taxes on Distributions | Fidelity OTC Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			20.08%													12.73%						16.97%
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio | After Taxes on Distributions and Sales | Fidelity OTC Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.66%													11.34%						15.45%
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityOTCPortfolio-RetailPRO | Fidelity OTC Portfolio | NS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Nasdaq Composite Index®
Average Annual Return, Percent			21.14%													13.35%						17.66%
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund | Fidelity Series Blue Chip Growth Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.30%													15.29%						20.40%
Annual Return [Percent]				20.30%	39.66%	57.42%	(37.24%)	22.71%	63.23%	33.27%	4.65%	35.94%	1.58%
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Blue Chip Growth Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Blue Chip Growth Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 51 % of the average value of its portfolio.
Portfolio Turnover, Rate		51.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		18.54%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		38.99%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(26.72%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions | Fidelity Series Blue Chip Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.18%													13.07%						17.15%
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund | After Taxes on Distributions and Sales | Fidelity Series Blue Chip Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			12.69%													11.59%						16.03%
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%													15.32%						18.13%
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%						14.59%
FidelityBlueChipGrowthK6Fund-PRO | Fidelity Blue Chip Growth K6 Fund | Fidelity Blue Chip Growth K6 Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.45%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.45%
Expense Example, with Redemption, 1 Year		$ 46
Expense Example, with Redemption, 3 Years		144
Expense Example, with Redemption, 5 Years		252
Expense Example, with Redemption, 10 Years		$ 567
Annual Return, Inception Date		May 25, 2017
Average Annual Return, Label [Optional Text]			Fidelity® Blue Chip Growth K6 Fund
Average Annual Return, Percent			21.33%													14.81%				20.37%	[22]
Annual Return [Percent]				21.33%	38.14%	55.57%	(37.84%)	23.05%	62.94%	36.11%	(2.32%)
FidelityBlueChipGrowthK6Fund-PRO | Fidelity Blue Chip Growth K6 Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Blue Chip Growth K6 Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth K6 Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 33 % of the average value of its portfolio.
Portfolio Turnover, Rate		33.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		17.20%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		37.32%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.26%)
Performance Table Heading		Average Annual Returns
FidelityBlueChipGrowthK6Fund-PRO | Fidelity Blue Chip Growth K6 Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%													15.32%				18.56%
FidelityBlueChipGrowthK6Fund-PRO | Fidelity Blue Chip Growth K6 Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%				14.49%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[23]	0.00%
Management Fees (as a percentage of Assets)	[24]	0.76%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.01%
Expense Example, with Redemption, 1 Year		$ 672
Expense Example, with Redemption, 3 Years		878
Expense Example, with Redemption, 5 Years		1,101
Expense Example, with Redemption, 10 Years		1,740
Expense Example, No Redemption, 1 Year		672
Expense Example, No Redemption, 3 Years		878
Expense Example, No Redemption, 5 Years		1,101
Expense Example, No Redemption, 10 Years		$ 1,740
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			12.68%											17.53%	[25]
Annual Return [Percent]				19.55%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[23]	0.00%
Management Fees (as a percentage of Assets)	[24]	0.76%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.26%
Expense Example, with Redemption, 1 Year		$ 474
Expense Example, with Redemption, 3 Years		736
Expense Example, with Redemption, 5 Years		1,017
Expense Example, with Redemption, 10 Years		1,819
Expense Example, No Redemption, 1 Year		474
Expense Example, No Redemption, 3 Years		736
Expense Example, No Redemption, 5 Years		1,017
Expense Example, No Redemption, 10 Years		$ 1,819
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.08%											19.51%	[26]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[27]	1.00%
Management Fees (as a percentage of Assets)	[24]	0.76%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.76%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 279
Expense Example, with Redemption, 3 Years		554
Expense Example, with Redemption, 5 Years		954
Expense Example, with Redemption, 10 Years		1,875
Expense Example, No Redemption, 1 Year		179
Expense Example, No Redemption, 3 Years		554
Expense Example, No Redemption, 5 Years		954
Expense Example, No Redemption, 10 Years		$ 1,875
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			17.65%											22.40%	[28]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[24]	0.76%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.76%
Expense Example, with Redemption, 1 Year		$ 78
Expense Example, with Redemption, 3 Years		243
Expense Example, with Redemption, 5 Years		422
Expense Example, with Redemption, 10 Years		942
Expense Example, No Redemption, 1 Year		78
Expense Example, No Redemption, 3 Years		243
Expense Example, No Redemption, 5 Years		422
Expense Example, No Redemption, 10 Years		$ 942
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.85%											23.63%	[29]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | Fidelity Advisor Blue Chip Growth Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[24]	0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		810
Expense Example, No Redemption, 1 Year		66
Expense Example, No Redemption, 3 Years		208
Expense Example, No Redemption, 5 Years		362
Expense Example, No Redemption, 10 Years		$ 810
Annual Return, Inception Date		Oct. 08, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			19.99%											23.77%	[30]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Blue Chip Growth Fund/Fidelity Advisor® Blue Chip Growth Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37% of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks.Normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		17.23%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		19.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(13.12%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			12.15%											16.85%	[25]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | After Taxes on Distributions and Sales | Fidelity Advisor Blue Chip Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.85%											13.36%	[25]
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%											21.11%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Growth Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%											16.61%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[31]	0.00%
Management Fees (as a percentage of Assets)	[32]	0.49%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 652
Expense Example, with Redemption, 3 Years		816
Expense Example, with Redemption, 5 Years		994
Expense Example, with Redemption, 10 Years		1,508
Expense Example, No Redemption, 1 Year		652
Expense Example, No Redemption, 3 Years		816
Expense Example, No Redemption, 5 Years		994
Expense Example, No Redemption, 10 Years		$ 1,508
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[31]	0.00%
Management Fees (as a percentage of Assets)	[32]	0.49%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 453
Expense Example, with Redemption, 3 Years		672
Expense Example, with Redemption, 5 Years		909
Expense Example, with Redemption, 10 Years		1,588
Expense Example, No Redemption, 1 Year		453
Expense Example, No Redemption, 3 Years		672
Expense Example, No Redemption, 5 Years		909
Expense Example, No Redemption, 10 Years		$ 1,588
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[33]	1.00%
Management Fees (as a percentage of Assets)	[32]	0.49%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		1.55%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 258
Expense Example, with Redemption, 3 Years		490
Expense Example, with Redemption, 5 Years		845
Expense Example, with Redemption, 10 Years		1,643
Expense Example, No Redemption, 1 Year		158
Expense Example, No Redemption, 3 Years		490
Expense Example, No Redemption, 5 Years		845
Expense Example, No Redemption, 10 Years		$ 1,643
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[32]	0.44%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.06%
Expenses (as a percentage of Assets)		0.50%
Expense Example, with Redemption, 1 Year		$ 51
Expense Example, with Redemption, 3 Years		160
Expense Example, with Redemption, 5 Years		280
Expense Example, with Redemption, 10 Years		628
Expense Example, No Redemption, 1 Year		51
Expense Example, No Redemption, 3 Years		160
Expense Example, No Redemption, 5 Years		280
Expense Example, No Redemption, 10 Years		$ 628
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | Fidelity Advisor Blue Chip Value Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[32]	0.37%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.05%
Expenses (as a percentage of Assets)		0.42%
Expense Example, with Redemption, 1 Year		$ 43
Expense Example, with Redemption, 3 Years		135
Expense Example, with Redemption, 5 Years		235
Expense Example, with Redemption, 10 Years		530
Expense Example, No Redemption, 1 Year		43
Expense Example, No Redemption, 3 Years		135
Expense Example, No Redemption, 5 Years		235
Expense Example, No Redemption, 10 Years		$ 530
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund/Class: Fidelity® Blue Chip Value Fund/Fidelity Advisor® Blue Chip Value Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97% of the average value of its portfolio.
Portfolio Turnover, Rate		97.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 41 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks.Normally investing at least 80% of assets in blue chip value companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers.Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Blue Chip Value Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Blue Chip Value Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Blue Chip Value Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Blue Chip Value Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Blue Chip Value Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		20.84%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		16.24%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.60%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%						14.59%
FidelityBlueChipGrowthFundFidelityBlueChipValueFund-AMCIZPRO | Fidelity Blue Chip Value Fund | RS005
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Value Index
Average Annual Return, Percent			15.91%													11.33%						10.53%
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[34]	0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[35]	0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			22.56%													15.88%						12.78%
Annual Return [Percent]				22.56%	27.57%	17.97%	(11.63%)	28.17%	2.30%	28.82%	(7.08%)	20.25%	8.19%
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Dividend Growth Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Dividend Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate		70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in equity securities of dividend growth companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		16.99%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.94%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.13%)
Performance Table Heading		Average Annual Returns
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund | IXWJP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent			15.87%													11.78%						13.18%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[36]	0.00%
Management Fees (as a percentage of Assets)	[37]	0.72%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[38]	1.17%
Expense Example, with Redemption, 1 Year		$ 687
Expense Example, with Redemption, 3 Years		925
Expense Example, with Redemption, 5 Years		1,182
Expense Example, with Redemption, 10 Years		1,914
Expense Example, No Redemption, 1 Year		687
Expense Example, No Redemption, 3 Years		925
Expense Example, No Redemption, 5 Years		1,182
Expense Example, No Redemption, 10 Years		$ 1,914
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[36]	0.00%
Management Fees (as a percentage of Assets)	[37]	0.72%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[38]	1.41%
Expense Example, with Redemption, 1 Year		$ 489
Expense Example, with Redemption, 3 Years		781
Expense Example, with Redemption, 5 Years		1,094
Expense Example, with Redemption, 10 Years		1,982
Expense Example, No Redemption, 1 Year		489
Expense Example, No Redemption, 3 Years		781
Expense Example, No Redemption, 5 Years		1,094
Expense Example, No Redemption, 10 Years		$ 1,982
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[39]	1.00%
Management Fees (as a percentage of Assets)	[37]	0.72%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[38]	1.92%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 295
Expense Example, with Redemption, 3 Years		603
Expense Example, with Redemption, 5 Years		1,037
Expense Example, with Redemption, 10 Years		2,048
Expense Example, No Redemption, 1 Year		195
Expense Example, No Redemption, 3 Years		603
Expense Example, No Redemption, 5 Years		1,037
Expense Example, No Redemption, 10 Years		$ 2,048
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[37]	0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[38]	0.91%
Expense Example, with Redemption, 1 Year		$ 93
Expense Example, with Redemption, 3 Years		290
Expense Example, with Redemption, 5 Years		504
Expense Example, with Redemption, 10 Years		1,120
Expense Example, No Redemption, 1 Year		93
Expense Example, No Redemption, 3 Years		290
Expense Example, No Redemption, 5 Years		504
Expense Example, No Redemption, 10 Years		$ 1,120
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | Fidelity Advisor Dividend Growth Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[37]	0.61%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[38]	0.81%
Expense Example, with Redemption, 1 Year		$ 83
Expense Example, with Redemption, 3 Years		259
Expense Example, with Redemption, 5 Years		450
Expense Example, with Redemption, 10 Years		1,002
Expense Example, No Redemption, 1 Year		83
Expense Example, No Redemption, 3 Years		259
Expense Example, No Redemption, 5 Years		450
Expense Example, No Redemption, 10 Years		$ 1,002
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Dividend Growth Fund /Fidelity Advisor® Dividend Growth Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Dividend Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate		70.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in equity securities of dividend growth companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Dividend Growth Fund, a class of shares of the fund. Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Dividend Growth Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at institutional.fidelity.com for Class A, Class M, Class C, Class I, and Class Z after Class A, Class M, Class C, Class I, and Class Z have been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Dividend Growth Fund, a class of shares of the fund that is not offered through this prospectus. Class A, Class M, Class C, Class I, and Class Z would have substantially similar annual returns to Fidelity® Dividend Growth Fund because the classes are invested in the same portfolio of securities. Class A's, Class M's, Class C's, Class I's, and Class Z's returns would differ from Fidelity® Dividend Growth Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		16.94%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.15%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityDividendGrowthFund-AMCIZPro | Fidelity Dividend Growth Fund | IXWJP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent			15.87%													11.78%						13.18%
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund | Fidelity Leveraged Company Stock Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		$ 738
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			20.42%													13.36%						13.38%
Annual Return [Percent]				20.42%	26.80%	26.22%	(23.06%)	26.26%	26.85%	35.76%	(16.33%)	21.15%	7.38%
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Leveraged Company Stock Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Leveraged Company Stock Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of the fund's assets in stocks of leveraged companies. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Leveraged companies are companies that issue long-term debt (i.e., debt with a repayment period of greater than one year). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks of companies that issue lower- and medium-quality debt. Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		24.42%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		30.68%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(30.41%)
Performance Table Heading		Average Annual Returns
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund | IXXVV
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Leveraged Stock Linked Index℠
Average Annual Return, Percent			18.31%													12.65%						10.60%
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Index
Average Annual Return, Percent			10.60%													8.67%						11.01%
FidelityLeveragedCompanyStockFund-KPRO | Fidelity Leveraged Company Stock Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund | Fidelity Dividend Growth Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[40]	0.67%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Acquired Fund Fees and Expenses		0.19%
Expenses (as a percentage of Assets)	[41]	0.87%
Expense Example, with Redemption, 1 Year		$ 89
Expense Example, with Redemption, 3 Years		278
Expense Example, with Redemption, 5 Years		482
Expense Example, with Redemption, 10 Years		$ 1,073
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			22.49%													15.78%						12.67%
Annual Return [Percent]				22.49%	27.48%	17.83%	(11.70%)	28.03%	2.20%	28.73%	(7.23%)	20.14%	8.05%
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Dividend Growth Fund /Fidelity® Dividend Growth Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Dividend Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 70 % of the average value of its portfolio.
Portfolio Turnover, Rate		70.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in equity securities of dividend growth companies. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Dividend growth companies are companies that the Adviser believes have favorable prospects to pay and grow dividends over time. The Adviser considers a number of factors in determining whether a company is growing dividends, such as whether the company has positive trailing one-year, three-year, or five-year dividend growth per share, whether a company pays dividends and has a year-over-year decrease in shares outstanding due to share buybacks, or whether the company pays dividends and free cash flow is projected to grow. An issuer may be determined to be a dividend growth company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		16.94%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.91%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(29.15%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund | After Taxes on Distributions | Fidelity Dividend Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.77%													13.38%						10.34%
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund | After Taxes on Distributions and Sales | Fidelity Dividend Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			15.00%													12.03%						9.65%
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityDividendGrowthFund-RetailPRO | Fidelity Dividend Growth Fund | IXWJP
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Morningstar® US Dividend Growth Index℠
Average Annual Return, Percent			15.87%													11.78%						13.18%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | Fidelity Blue Chip Growth Fund - Class K
Prospectus Line Items
Management Fees (as a percentage of Assets)	[42]	0.65%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.65%
Expense Example, with Redemption, 1 Year		$ 66
Expense Example, with Redemption, 3 Years		208
Expense Example, with Redemption, 5 Years		362
Expense Example, with Redemption, 10 Years		$ 810
Average Annual Return, Label [Optional Text]			Class K
Average Annual Return, Percent			19.99%													14.60%						19.64%
Annual Return [Percent]				19.99%	39.80%	55.76%	(38.40%)	22.81%	62.38%	33.56%	1.16%	36.20%	1.71%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Blue Chip Growth Fund /K
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Blue Chip Growth Fund seeks growth of capital over the long term.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 37 % of the average value of its portfolio.
Portfolio Turnover, Rate		37.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in blue chip growth companies. Blue chip companies are companies that, in the Adviser's view, are well-known, well-established and well-capitalized, which, for purposes of this fund, are companies with a higher market capitalization than the lowest capitalized company in any of the S&P 500 Index, Russell 1000 Index, or Dow Jones Industrial Average. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Visit www.401k.com and log in for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.401k.com
Performance Past Does Not Indicate Future [Text]		Past performance is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		17.44%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		37.85%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(27.28%)
Performance Table Heading		Average Annual Returns
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | RS004
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Growth Index
Average Annual Return, Percent			18.56%													15.32%						18.13%
FidelityBlueChipGrowthFund-KPRO | Fidelity Blue Chip Growth Fund | RS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 1000® Index
Average Annual Return, Percent			17.37%													13.59%						14.59%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[43]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.96%
Expense Example, with Redemption, 1 Year		$ 667
Expense Example, with Redemption, 3 Years		863
Expense Example, with Redemption, 5 Years		1,075
Expense Example, with Redemption, 10 Years		1,685
Expense Example, No Redemption, 1 Year		667
Expense Example, No Redemption, 3 Years		863
Expense Example, No Redemption, 5 Years		1,075
Expense Example, No Redemption, 10 Years		$ 1,685
Annual Return, Inception Date		Oct. 18, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.11%											9.48%	[44]
Annual Return [Percent]				20.01%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[43]	0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.21%
Expense Example, with Redemption, 1 Year		$ 469
Expense Example, with Redemption, 3 Years		721
Expense Example, with Redemption, 5 Years		992
Expense Example, with Redemption, 10 Years		1,765
Expense Example, No Redemption, 1 Year		469
Expense Example, No Redemption, 3 Years		721
Expense Example, No Redemption, 5 Years		992
Expense Example, No Redemption, 10 Years		$ 1,765
Annual Return, Inception Date		Oct. 18, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.51%											11.34%	[45]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[46]	1.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.71%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 274
Expense Example, with Redemption, 3 Years		539
Expense Example, with Redemption, 5 Years		928
Expense Example, with Redemption, 10 Years		1,821
Expense Example, No Redemption, 1 Year		174
Expense Example, No Redemption, 3 Years		539
Expense Example, No Redemption, 5 Years		928
Expense Example, No Redemption, 10 Years		$ 1,821
Annual Return, Inception Date		Oct. 18, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.09%											14.12%	[47]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.71%
Expense Example, with Redemption, 1 Year		$ 73
Expense Example, with Redemption, 3 Years		227
Expense Example, with Redemption, 5 Years		395
Expense Example, with Redemption, 10 Years		883
Expense Example, No Redemption, 1 Year		73
Expense Example, No Redemption, 3 Years		227
Expense Example, No Redemption, 5 Years		395
Expense Example, No Redemption, 10 Years		$ 883
Annual Return, Inception Date		Oct. 18, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.30%											15.28%	[48]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | Fidelity Advisor Leveraged Company Stock Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.58%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.59%
Expense Example, with Redemption, 1 Year		$ 60
Expense Example, with Redemption, 3 Years		189
Expense Example, with Redemption, 5 Years		329
Expense Example, with Redemption, 10 Years		738
Expense Example, No Redemption, 1 Year		60
Expense Example, No Redemption, 3 Years		189
Expense Example, No Redemption, 5 Years		329
Expense Example, No Redemption, 10 Years		$ 738
Annual Return, Inception Date		Oct. 18, 2024
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.43%											15.41%	[49]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Leveraged Company Stock Fund /Fidelity Advisor® Leveraged Company Stock Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Leveraged Company Stock Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 38 % of the average value of its portfolio.
Portfolio Turnover, Rate		38.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of the fund's assets in stocks of leveraged companies. Stocks are a type of equity security that represent an ownership interest in an issuer. Stocks include common stocks (including depositary receipts evidencing ownership of common stock) and preferred stocks. Leveraged companies are companies that issue long-term debt (i.e., debt with a repayment period of greater than one year). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks of companies that issue lower- and medium-quality debt. Potentially investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time. The additional indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional .fidelity.com for more recent performance information .
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index and additional indexes over various periods of time.
Performance Availability Website Address [Text]		institutional .fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown .
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown .
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		24.19%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2025
Highest Quarterly Return		23.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2025
Lowest Quarterly Return		(10.97%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions | Fidelity Advisor Leveraged Company Stock Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			11.88%											7.86%	[44]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | After Taxes on Distributions and Sales | Fidelity Advisor Leveraged Company Stock Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.64%											7.16%	[44]
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | IXXVV
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity U.S. Leveraged Stock Linked Index℠
Average Annual Return, Percent			18.31%											16.17%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | RS006
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell Midcap® Index
Average Annual Return, Percent			10.60%											7.35%
FidelityLeveragedCompanyStockFund-AMCIZPRO | Fidelity Leveraged Company Stock Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%											14.66%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[50]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.94%
Expense Example, with Redemption, 1 Year		$ 492
Expense Example, with Redemption, 3 Years		688
Expense Example, with Redemption, 5 Years		899
Expense Example, with Redemption, 10 Years		1,509
Expense Example, No Redemption, 1 Year		492
Expense Example, No Redemption, 3 Years		688
Expense Example, No Redemption, 5 Years		899
Expense Example, No Redemption, 10 Years		$ 1,509
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.61%													4.00%						5.11%
Annual Return [Percent]				6.88%	7.60%	9.02%	(14.78%)	18.64%	(1.36%)	17.51%	(0.82%)	7.04%	9.92%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		4.00%
Maximum Deferred Sales Charge (as a percentage)	[50]	0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.94%
Expense Example, with Redemption, 1 Year		$ 492
Expense Example, with Redemption, 3 Years		688
Expense Example, with Redemption, 5 Years		899
Expense Example, with Redemption, 10 Years		1,509
Expense Example, No Redemption, 1 Year		492
Expense Example, No Redemption, 3 Years		688
Expense Example, No Redemption, 5 Years		899
Expense Example, No Redemption, 10 Years		$ 1,509
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.61%													3.99%						5.10%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[51]	1.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.69%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 272
Expense Example, with Redemption, 3 Years		533
Expense Example, with Redemption, 5 Years		918
Expense Example, with Redemption, 10 Years		1,799
Expense Example, No Redemption, 1 Year		172
Expense Example, No Redemption, 3 Years		533
Expense Example, No Redemption, 5 Years		918
Expense Example, No Redemption, 10 Years		$ 1,799
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.08%													4.08%						4.92%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.68%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.69%
Expense Example, with Redemption, 1 Year		$ 70
Expense Example, with Redemption, 3 Years		221
Expense Example, with Redemption, 5 Years		384
Expense Example, with Redemption, 10 Years		859
Expense Example, No Redemption, 1 Year		70
Expense Example, No Redemption, 3 Years		221
Expense Example, No Redemption, 5 Years		384
Expense Example, No Redemption, 10 Years		$ 859
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.11%													5.13%						5.82%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | Fidelity Advisor Real Estate Income Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.56%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		183
Expense Example, with Redemption, 5 Years		318
Expense Example, with Redemption, 10 Years		714
Expense Example, No Redemption, 1 Year		58
Expense Example, No Redemption, 3 Years		183
Expense Example, No Redemption, 5 Years		318
Expense Example, No Redemption, 10 Years		$ 714
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.30%													5.27%		5.46%	[52]
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Real Estate Income Fund /Fidelity Advisor® Real Estate Income Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Income Fund seeks higher than average income.
Objective, Secondary [Text Block]		As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 38 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		4.10%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.74%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(25.56%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions | Fidelity Advisor Real Estate Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			0.90%													2.49%						3.38%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | After Taxes on Distributions and Sales | Fidelity Advisor Real Estate Income Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.63%													2.51%						3.30%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | F0663
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Income Composite Index℠
Average Annual Return, Percent			5.81%													2.11%						4.01%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%													4.50%						6.44%
FidelityRealEstateIncomeFund-AMCIZPRO | Fidelity Real Estate Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%													0.06%						2.44%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund | Fidelity Small Cap Value Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[53]	0.74%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.75%
Expense Example, with Redemption, 1 Year		$ 77
Expense Example, with Redemption, 3 Years		240
Expense Example, with Redemption, 5 Years		417
Expense Example, with Redemption, 10 Years		$ 930
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.23%													10.81%						10.01%
Annual Return [Percent]				8.23%	9.29%	17.74%	(13.16%)	38.14%	11.18%	20.85%	(15.04%)	12.26%	21.28%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Small Cap Value Fund /Fidelity® Small Cap Value Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Value Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 134 % of the average value of its portfolio.
Portfolio Turnover, Rate		134.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of value companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Value companies are companies the Adviser believes are undervalued in the marketplace. The Adviser considers traditional and other measures of value, such as whether the company is included in a third-party value benchmark or classified as a value company by a third-party vendor, whether the company's free cash flow yield is above the equity market median, whether the company's enterprise value (the total value of a company's outstanding equity and debt) relative to earnings is below the equity market median, or whether the company's price-to-book (P/B) ratio or projected price-to-earnings (P/E) ratio is below the equity market median. An issuer may be determined to be a value company under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		28.70%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		33.14%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(32.11%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions | Fidelity Small Cap Value Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			5.80%													8.84%						7.97%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Value Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			6.58%													8.21%						7.63%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Value Fund | RS015
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Value Index
Average Annual Return, Percent			12.59%													8.88%						9.27%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund | Fidelity Small Cap Growth Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[54]	0.85%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		0.86%
Expense Example, with Redemption, 1 Year		$ 88
Expense Example, with Redemption, 3 Years		274
Expense Example, with Redemption, 5 Years		477
Expense Example, with Redemption, 10 Years		$ 1,061
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.30%													5.67%						12.84%
Annual Return [Percent]				11.30%	20.53%	19.02%	(25.34%)	10.55%	36.41%	36.31%	(4.58%)	29.01%	10.97%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Small Cap Growth Fund /Fidelity® Small Cap Growth Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97 % of the average value of its portfolio.
Portfolio Turnover, Rate		97.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of growth companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		27.63%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		26.65%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2018
Lowest Quarterly Return		(22.73%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund | After Taxes on Distributions | Fidelity Small Cap Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			9.65%													4.24%						11.10%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund | After Taxes on Distributions and Sales | Fidelity Small Cap Growth Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.81%													4.09%						10.13%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelitySmallCapGrowthFundFidelitySmallCapValueFund-RetailComboPRO | Fidelity Small Cap Growth Fund | RS014
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Growth Index
Average Annual Return, Percent			13.01%													3.18%						9.57%
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund | Fidelity Series Small Cap Opportunities Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.00%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.00%
Expense Example, with Redemption, 1 Year		$ 0
Expense Example, with Redemption, 3 Years		0
Expense Example, with Redemption, 5 Years		0
Expense Example, with Redemption, 10 Years		$ 0
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			15.78%													10.25%						11.43%
Annual Return [Percent]				15.78%	15.09%	20.38%	(17.88%)	23.67%	17.04%	29.91%	(7.63%)	12.02%	15.18%
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund: Fidelity® Series Small Cap Opportunities Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Series Small Cap Opportunities Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 48 % of the average value of its portfolio.
Portfolio Turnover, Rate		48.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Allocating the fund's assets across different market sectors (at present, communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities), using different Fidelity managers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. The performance shown does not reflect the impact of any fees paid at the fee-based account or plan level, if applicable. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		24.60%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		27.63%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(27.50%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions | Fidelity Series Small Cap Opportunities Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			14.50%													7.48%						9.14%
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions and Sales | Fidelity Series Small Cap Opportunities Fund
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			10.08%													7.26%						8.63%
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund | RS002
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Index
Average Annual Return, Percent			12.81%													6.09%						9.62%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[55]	0.00%
Management Fees (as a percentage of Assets)	[56]	0.90%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.01%
Expenses (as a percentage of Assets)		1.16%
Expense Example, with Redemption, 1 Year		$ 686
Expense Example, with Redemption, 3 Years		922
Expense Example, with Redemption, 5 Years		1,177
Expense Example, with Redemption, 10 Years		1,903
Expense Example, No Redemption, 1 Year		686
Expense Example, No Redemption, 3 Years		922
Expense Example, No Redemption, 5 Years		1,177
Expense Example, No Redemption, 10 Years		$ 1,903
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.61%													4.14%						11.86%
Annual Return [Percent]				10.99%	20.18%	18.72%	(25.57%)	10.24%	36.02%	35.97%	(4.87%)	28.64%	10.65%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[55]	0.00%
Management Fees (as a percentage of Assets)	[56]	0.90%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.40%
Expense Example, with Redemption, 1 Year		$ 488
Expense Example, with Redemption, 3 Years		778
Expense Example, with Redemption, 5 Years		1,089
Expense Example, with Redemption, 10 Years		1,971
Expense Example, No Redemption, 1 Year		488
Expense Example, No Redemption, 3 Years		778
Expense Example, No Redemption, 5 Years		1,089
Expense Example, No Redemption, 10 Years		$ 1,971
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.82%													4.37%						11.83%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[57]	1.00%
Management Fees (as a percentage of Assets)	[56]	0.90%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		1.90%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 293
Expense Example, with Redemption, 3 Years		597
Expense Example, with Redemption, 5 Years		1,026
Expense Example, with Redemption, 10 Years		2,030
Expense Example, No Redemption, 1 Year		193
Expense Example, No Redemption, 3 Years		597
Expense Example, No Redemption, 5 Years		1,026
Expense Example, No Redemption, 10 Years		$ 2,030
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.15%													4.58%						11.84%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[56]	0.90%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.90%
Expense Example, with Redemption, 1 Year		$ 92
Expense Example, with Redemption, 3 Years		287
Expense Example, with Redemption, 5 Years		498
Expense Example, with Redemption, 10 Years		1,108
Expense Example, No Redemption, 1 Year		92
Expense Example, No Redemption, 3 Years		287
Expense Example, No Redemption, 5 Years		498
Expense Example, No Redemption, 10 Years		$ 1,108
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.27%													5.65%						12.82%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | Fidelity Advisor Small Cap Growth Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[56]	0.79%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.79%
Expense Example, with Redemption, 1 Year		$ 81
Expense Example, with Redemption, 3 Years		252
Expense Example, with Redemption, 5 Years		439
Expense Example, with Redemption, 10 Years		978
Expense Example, No Redemption, 1 Year		81
Expense Example, No Redemption, 3 Years		252
Expense Example, No Redemption, 5 Years		439
Expense Example, No Redemption, 10 Years		$ 978
Annual Return, Inception Date		Feb. 01, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			11.39%													5.79%				12.86%	[58]
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Small Cap Growth Fund /Fidelity Advisor® Small Cap Growth Fund A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Small Cap Growth Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 97 % of the average value of its portfolio.
Portfolio Turnover, Rate		97.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 33 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in common stocks. Normally investing at least 80% of assets in securities of growth companies with small market capitalizations. The Adviser generally defines small market capitalization companies as those whose market capitalization is similar to the market capitalization of companies in the Russell 2000 ® Index or the S&P SmallCap 600 ® Index. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Investing in domestic and foreign issuers. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		27.44%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		26.62%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Dec. 31, 2018
Lowest Quarterly Return		(22.81%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | After Taxes on Distributions | Fidelity Advisor Small Cap Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.94%													2.66%						10.07%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | After Taxes on Distributions and Sales | Fidelity Advisor Small Cap Growth Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.87%													2.89%						9.26%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | RS003
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 3000® Index
Average Annual Return, Percent			17.15%													13.15%						14.29%
FidelitySmallCapGrowthFund-AMCIZPRO | Fidelity Small Cap Growth Fund | RS014
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Russell 2000® Growth Index
Average Annual Return, Percent			13.01%													3.18%						9.57%
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio | Fidelity Growth & Income Portfolio
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.00%
Expenses (as a percentage of Assets)		0.51%
Expense Example, with Redemption, 1 Year		$ 52
Expense Example, with Redemption, 3 Years		164
Expense Example, with Redemption, 5 Years		285
Expense Example, with Redemption, 10 Years		$ 640
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.63%													16.05%						13.85%
Annual Return [Percent]				21.63%	22.05%	18.61%	(5.00%)	25.85%	7.99%	30.21%	(8.91%)	16.88%	16.06%
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Growth & Income Portfolio /Fidelity® Growth & Income Portfolio
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 27 % of the average value of its portfolio.
Portfolio Turnover, Rate		27.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in a combination of securities of growth companies and income-producing securities. Growth companies are companies the Adviser believes have above average growth potential. The Adviser considers a number of factors in determining a company's growth potential, such as whether the company is included in a third-party growth benchmark or classified as a growth company by a third-party vendor, if the company's projected earnings per share growth, sales growth per share or free cash flow growth or its trailing earnings per share growth is above the equity market median, if the company's research and development expenses exceed sales, general and administrative expenses, or if the company is raising capital to grow, fund or expand its business. A company's growth potential can be determined under any of these factors. Income-producing securities are securities that pay, or are expected to pay within the next three months, dividends or interest. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing a majority of assets in common stocks with a focus on those that pay current dividends and show potential for capital appreciation. Potentially investing in bonds, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), as well as stocks that are not currently paying dividends, but offer prospects for future income or capital appreciation. Investing in domestic and foreign issuers. Investing in either "growth" stocks or "value" stocks or both. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		9.06%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		17.26%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(23.33%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio | After Taxes on Distributions | Fidelity Growth & Income Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			18.89%													14.40%						12.66%
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio | After Taxes on Distributions and Sales | Fidelity Growth & Income Portfolio
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			14.60%													12.63%						11.31%
FidelityGrowthIncomePortfolio-RetailPRO | Fidelity Growth & Income Portfolio | SP001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			S&P 500® Index
Average Annual Return, Percent			17.88%													14.42%						14.82%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | Fidelity Real Estate Income Fund - ETF Class
Prospectus Line Items
Management Fees (as a percentage of Assets)		0.51%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.25%
Expenses (as a percentage of Assets)		0.76%
Fee Waiver or Reimbursement	[59]	(0.19%)
Net Expenses (as a percentage of Assets)		0.57%
Expense Example, with Redemption, 1 Year		$ 58
Expense Example, with Redemption, 3 Years		217
Expense Example, with Redemption, 5 Years		397
Expense Example, with Redemption, 10 Years		$ 918
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity® Real Estate Income Fund /ETF Class
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity® Real Estate Income Fund seeks higher than average income.
Objective, Secondary [Text Block]		As a secondary objective, the fund also seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund's ETF Class. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Nov. 30, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16 % of the average value of its portfolio.
Portfolio Turnover, Rate		16.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund's ETF Class with the cost of investing in other funds or classes. Let's say, hypothetically, that the annual return for ETF Class shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund's ETF Class are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your ETF Class shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in debt and income-producing equity securities of companies principally engaged in the real estate industry and other real estate related investments. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Income-producing equity securities are equity securities that pay, or are expected to pay within the next three months, dividends or interest. A real estate entity or real estate related investment is any company that is principally engaged in the real estate industry and includes commercial and residential mortgage-backed securities; debt securities of real estate entities; equity securities of entities whose primary assets are mortgage loans or commercial or residential mortgage-backed securities; REITs that either own properties or make construction loans and preferred stocks of REITs; real estate developers; companies with substantial real estate holdings; and other companies whose products and services are related to the real estate industry, such as building supply manufacturers, mortgage lenders, or mortgage servicing companies. The Adviser considers a company to be principally engaged in the real estate industry if (i) at least 50% of its assets, income, sales or profits are committed to, or derived from, the real estate industry, or (ii) a third party has given the company an industry or sector classification consistent with the real estate industry. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in preferred and common stocks of real estate investment trusts (REITs); debt securities of real estate entities; and commercial and other mortgage-backed securities, with an emphasis on lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Investing in domestic and foreign issuers. Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The ETF Class shares are a new class of shares for which performance information is not available, and therefore, for periods prior to the inception of the ETF Class shares, the bar chart and table show performance information for the Fidelity® Real Estate Income Fund shares of the fund, a mutual fund class of shares of the fund not offered in this Prospectus. Returns of the ETF Class shares of the fund may vary from the returns of the Fidelity® Real Estate Income Fund shares due to differences in expenses. The information illustrates the changes in the performance of Fidelity® Real Estate Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time. The hypothetical composite of market indexes and additional index have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information for Fidelity® Real Estate Income Fund, a class of shares of the fund. Performance history will be available at www.fidelity.com for ETF Class after ETF Class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Fidelity® Real Estate Income Fund, a class of shares of the fund, from year to year and compares the performance of this class to the performance of a securities market index, a hypothetical composite of market indexes, and an additional index over various periods of time.
Performance One Year or Less [Text]		Performance history will be available at www.fidelity.com for ETF Class after ETF Class has been in operation for one calendar year.
Performance Availability Website Address [Text]		www.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Fidelity® Real Estate Income Fund, a class of shares of the fund that is not offered through this prospectus. ETF Class would have substantially similar annual returns to Fidelity® Real Estate Income Fund because the classes are invested in the same portfolio of securities. ETF Class's returns would differ from Fidelity® Real Estate Income Fund's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Jun. 30, 2026
Bar Chart, Year to Date Return		4.21%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		16.84%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(25.55%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | F0663
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Fidelity Real Estate Income Composite Index℠
Average Annual Return, Percent			5.81%													2.11%						4.01%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | ML038
Prospectus Line Items
Average Annual Return, Label [Optional Text]			ICE® BofA® US High Yield Constrained Index
Average Annual Return, Percent			8.50%													4.50%						6.44%
FidelityRealEstateIncomeFund-ETFClassPRO | Fidelity Real Estate Income Fund | LB091
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Bloomberg U.S. Universal Bond Index
Average Annual Return, Percent			7.58%													0.06%						2.44%
Document Type		485BPOS
Registrant Name		Fidelity Securities Fund

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From October 2, 2018 .
[5]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[6]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[7]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[8]	A From June 13, 2019 .
[9]	A From May 25, 2017 .
[10]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[11]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[12]	A From October 8, 2024 .
[13]	B From October 8, 2024 .
[14]	B On Class C shares redeemed less than one year after purchase.
[15]	C From October 8, 2024 .
[16]	D From October 8, 2024 .
[17]	E From October 8, 2024 .
[18]	A Based on estimated amounts for the current fiscal year.
[19]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[20]	B On Class C shares redeemed less than one year after purchase.
[21]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Nasdaq Composite Index®. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[22]	A From May 25, 2017 .
[23]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[24]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[25]	AFrom October 8, 2024.
[26]	BFrom October 8, 2024.
[27]	BOn Class C shares redeemed less than one year after purchase.
[28]	CFrom October 8, 2024.
[29]	DFrom October 8, 2024.
[30]	EFrom October 8, 2024.
[31]	AClass A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
[32]	AThe management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.
[33]	BOn Class C shares redeemed less than one year after purchase.
[34]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[35]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[36]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[37]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[38]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses .
[39]	B On Class C shares redeemed less than one year after purchase.
[40]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the S&P 500® Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[41]	B Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[42]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 1000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[43]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[44]	A From October 18, 2024 .
[45]	B From October 18, 2024 .
[46]	B On Class C shares redeemed less than one year after purchase.
[47]	C From October 18, 2024 .
[48]	D From October 18, 2024 .
[49]	E From October 18, 2024 .
[50]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[51]	B On Class C shares redeemed less than one year after purchase.
[52]	A From October 2, 2018 .
[53]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[54]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[55]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[56]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the Russell 2000® Growth Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[57]	B On Class C shares redeemed less than one year after purchase.
[58]	A From February 1, 2017 .
[59]
A Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse ETF Class shares of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.57% (the Expense Cap). If at any time during the current fiscal year expenses for ETF Class shares of the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through November 30, 2027 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.